SHARE-BASED COMPENSATION - Narrative (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 3,665,000
Granting of share options percentage	10.00%
Issued and outstanding common shares at the time of grant, subject to a maximum	39,670,000
Aggregate options granted	31,842,260	30,259,260
Share option, term	5 years
Grants	0	0
Vesting period	3 years	3 years
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price at the date of exercise	$ 3.54	$ 2.63
Share Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued and outstanding common shares at the time of grant, subject to a maximum	21,000,000
Number Of Shares Issuable Per Unit	1
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grants	1,734,000	1,878,000
Weighted average share price at the date of exercise	$ 2.28	$ 2.42
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price at the date of exercise		$ 2.63
Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years
Top of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option, term	10 years
Vesting period	3 years